Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 597,984	$ 623,647
Restricted cash	0	5,743
Short-term investments	117,249	129,586
Accounts receivable, net of allowance for credit losses of $27,052 in 2020 and allowance for doubtful accounts of $12,115 in 2019	380,519	385,117
Income taxes receivable	59,335	42,119
Inventories, net	291,181	170,704
Prepaid expenses and other current assets (of which $25,429 and $13,697 in 2020 and 2019 due from related parties, respectively)	206,921	105,464
Fair value of derivative instruments - current	14,127	107,868
Total current assets	1,667,316	1,570,248
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $630,443 and $699,130 in 2020 and 2019, respectively	559,372	455,243
Goodwill	2,364,031	2,140,503
Intangible assets, net of accumulated amortization of $809,724 and $776,520 in 2020 and 2019, respectively	726,194	632,434
Deferred income tax assets	54,879	56,542
Fair value of derivative instruments - long-term	379,080	192,266
Other long-term assets (of which $9,594 and $16,830 in 2020 and 2019 due from related parties, respectively)	161,658	188,380
Total long-term assets	4,245,214	3,665,368
Total assets	5,912,530	5,235,616
Current liabilities:
Current portion of long-term debt	42,539	285,244
Accounts payable	118,153	84,767
Fair value of derivative instruments - current	51,464	103,175
Accrued and other current liabilities (of which $1,380 and $15,404 due to related parties in 2020 and 2019, respectively)	345,665	444,303
Income taxes payable	57,265	33,856
Total current liabilities	615,086	951,345
Long-term liabilities:
Long-term debt, net of current portion	1,880,210	1,421,108
Deferred income tax liabilities	39,216	23,442
Fair value of derivative instruments - long-term	393,455	196,929
Other long-term liabilities	186,724	106,201
Total long-term liabilities	2,499,605	1,747,680
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—230,829 shares in 2020 and 2019, respectively	2,702	2,702
Additional paid-in capital	1,834,169	1,777,017
Retained earnings	1,323,091	1,178,457
Accumulated other comprehensive loss	(243,822)	(309,619)
Less treasury shares, at cost—2,844 and 3,077 shares in 2020 and 2019, respectively	(118,301)	(111,966)
Total equity	2,797,839	2,536,591
Total liabilities and equity	$ 5,912,530	$ 5,235,616